ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
ACCRUALS AND OTHER CURRENT LIABILITIES
Summary of accrued liabilities and other current liabilities

	As of
	December 31,	As of June 30,
	2025	2026
	US$	US$
Professional service fees	924,349	968,687
Payroll and related liabilities	1,251,040	865,099
Other taxes and surcharge	588,309	583,199
Others	27,096	163,719
	2,790,794	2,580,704